Finance Receivables And Loans, Net Finance Receivables and Loans, Net (Commercial Criticized Exposure) (Details)	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	100.00%	100.00%
Automotive Dealers [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	85.70%	82.90%
2000 to 3999 Manufacturing [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	5.50%	1.80%
7000 to 9999 Service Industries [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	4.90%	1.90%
Other industries [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	3.90%	13.40%